INCOME TAXES (Schedule of VIE's Net Loss Per Share Amounts) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Decrease in income tax expenses	$ (14,404)	$ (7,912)	$ (5,379)
Decrease in net loss per ordinary share-basic	$ (0.12)	$ (0.07)	$ (0.04)
Decrease in net loss per ordinary share-diluted	$ (0.11)	$ (0.07)	$ (0.04)